Document and Entity Information	Oct. 30, 2026
Prospectus Line Items
Document Type	485BPOS
Document Period End Date	Oct. 30, 2026
Entity Central Index Key	0000880797
Amendment Flag	false
Registrant Name	Fidelity Union Street Trust II
Entity Investment Company Type	N-1A